Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses And Other Liabilities [Abstract]
Summary of detailed information about other payables and accruals

	As of December 31,
	2021	2022
	HK$	HK$
Accruals and other payables	91,594,587	114,718,709
Contract liabilities (note)	630,962	17,077,186

	92,225,549	131,795,895